Employee Stock And Incentive Plan (Summary Of Value Of Restricted Stock Awards) (Details) - Restricted Stock [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Intrinsic value of restricted stock awards vested	$ 860	$ 1,097	$ 2,236
Fair value of restricted stock awards vested	$ 553	$ 906	$ 1,560
Weighted average fair value of stock awards granted		$ 25.19	$ 25.09